Label	Element	Value
IQ Enhanced Core Plus Bond U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Enhanced Core Plus Bond U.S. ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the IQ Enhanced Core Plus Bond U.S. Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index seeks to outperform the U.S. dollar-denominated taxable fixed income universe by using a combination of short- and long-term momentum to overweight and underweight various sectors of the investment grade and high yield (or “junk”) fixed income securities market (the “Investment Grade and High Yield Market”).

The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ LLC's (“IndexIQ”) rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles organized in the U.S. (“ETVs”) (such ETFs and ETVs are referred to collectively as “exchange-traded products” or “ETPs”). As of April 1, 2016, the Underlying Index consists of 20 Underlying Index Components. The Fund may invest more than 25% of its assets in an Underlying Index Component. The Fund may also invest in other securities and instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”) and bonds. The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, directly or indirectly through ETPs in bonds, which include all types of debt securities, of U.S. issuers.

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC IndexIQ with New York Life Investment Management LLC (“NYLIM”) acting as index consultant to IndexIQ. The Underlying Index follows a rules-based methodology to construct an index consisting of investments in various sectors of the Investment Grade and High Yield Market. The sectors of the fixed income securities market in which the Underlying Index principally invests are:

•	Short-term U.S. Treasuries (1-3 year maturities);
•	Intermediate-term U.S. Treasuries (3-10 year maturities);
•	Long-term U.S. Treasuries (greater than 10 year maturities);
•	U.S. investment grade corporate bonds;
•	U.S. investment grade mortgage-backed securities;
•	U.S. high yield (or “junk”) debt; and
•	U.S.-dollar denominated debt of emerging market issuers.

The Underlying Index weights each of the various sectors of the Investment Grade and High Yield Market based on the total return momentum of each fixed income sector. Momentum is measured by comparing the average total return index of the fixed income market sector over a short-term period with the sector's average total return index over a longer-term period, while taking into account the volatility of the sector. Volatility is the standard deviation of returns and measures the amount of fluctuation in a security's or group of securities' value over time. The Underlying Index overweighs fixed income sectors with high momentum and underweights fixed income sectors with low momentum. The exposure of the Underlying Index to different sectors of the Investment Grade and High Yield Market will vary over time. The maximum exposure of the Underlying Index to any single U.S. Treasury or investment grade sector is 50% of the Underlying Index. Up to 25% of the Underlying Index may consist of ETPs that invest principally in securities rated below investment grade (high yield debt). Up to 5% of the Underlying Index may consist of ETPs that invest principally in U.S.-dollar denominated debt of emerging market issuers. Over long-term periods, the Underlying Index is expected to have similar volatility to the investment grade U.S. fixed income securities market. However, the Underlying Index's and Fund's volatility during certain periods may materially exceed the volatility of the investment grade U.S. fixed income securities market. The Underlying Index rebalances monthly. The composition of the Underlying Index may change over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all investments, there are certain risks of investing in the Fund. The Fund's Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund.

Fund of Funds Risk

The Fund's investment performance, because it is a fund of funds, depends on the investment performance of the ETPs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the underlying ETPs that comprise the Fund's Underlying Index. These risks include:

•	Credit Risk. An issuer or guarantor of a bond might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on a bond when those payments are due (“default”). Defaults may potentially reduce the Fund's income or ability to recover amounts due and may reduce the value of the bond, sometimes dramatically.
•	Emerging Markets Securities Risk. Securities of issuers based in countries with developing economies (emerging markets) may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.
•	Interest Rate Risk. The value of bonds may fall when interest rates rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on bonds from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain bonds, which may reduce the liquidity and increase the volatility of such bonds.
•	High Yield Securities Risk. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. The market value and liquidity of high yield securities may be negatively impacted by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a market characterized by a low volume of trading.
•	Mortgage-Backed Securities Risk. Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

Exchange Traded Product Risk

The value of the Fund's investment in ETPs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund's NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund. The Fund's Shares will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Enhanced Core Plus Bond U.S. ETF | IQ Enhanced Core Plus Bond U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 28, 2017
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	$ 123

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed, until August 28, 2017, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.